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UNITED  STATES

SECURITIES AND EXCHANGE COMMISSION

Washington,  D.C.   20549

FORM  24F-2

ANNUAL  NOTICE OF  SECURITIES SOLD

PURSUANT  TO  RULE 24F-2

READ  INSTRUCTIONS  AT  END OF  FORM  BEFORE  PREPARING FORM.

------------------------------------------------------------------------

1.      Name  and  address of  issuer:

FENIMORE ASSET MANAGEMENT  TRUST

384 North  Grand Street

P. P. Box 399

Cobleskill, NY  12043-0399

------------------------------------------------------------------------

2.      The name of  each  series  or  class  of  securities  for which  this  Form is filed  (If the  Form is being  filed  for all series  and  classes  of securities  of  the  issuer,  check  the  box but  do not  list  series  or classes):

FAM VALUE  FUND

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3.      Investment  Company  Act  File Number: 811-4750

Securities  Act  File Number:   33-7190

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4(a).   Last  day  of  fiscal year  for which  this  Form is filed:   12-31-2012

------------------------------------------------------------------------

4(b).   _______ Check box if this  Form is being  filed  late  (i.e., more than  90 calendar  days  after  the  end  of  the  issuer's  fiscal year).

(See  Instruction  A.2)

Note:   If the  Form is being  filed  late,  interest  must  be  paid  on the registration fee  due.

------------------------------------------------------------------------

4(c).   ________  Check box if this  is the  last  time  the  issuer  will be filing this  Form.

------------------------------------------------------------------------

5.      Calculation of  registration fee:

(i)      Aggregate sale price of  securities  sold during the

fiscal year  pursuant  to  section  24(f):

         $57,332,152

(ii)     Aggregate price of  securities  redeemed  or

repurchased  during the  fiscal year:

              $86,432,493

(iii)   Aggregate price of  securities  redeemed  or

repurchased  during any  prior  fiscal year  ending  no

earlier than  October  11, 1995 that were  not

previously  used  to  reduce registration fees payable

to  the  Commission:

                    $335,390,275

(iv)     Total available redemption credits [add  Items  5(ii)

and  5(iii)]:

                                   $421,822,768

(v)     Net  sales  --  if Item  5(i)  is greater  than  Item  5(iv)

[subtract Item  5(iv)  from  Item  5(i)]:

                   $ -0-

------------------------------------------------------------------------

(vi)     Redemption  credits available for use  in  future

years

                              $(364,490,616)

-  if Item  5(i)  is less than  Item  5(iv)  [subtract Item

5(iv)  from  Item  5(i)]:

------------------------------------------------------------------------

(vii)    Multiplier for determining  registration fee  (See

Instruction  C.9):

                           x   0

                                          ----------

(viii)  Registration  fee  due  [multiply  Item  5(v) by

Item  5(vii)] (enter  "0"  if no fee  is due):

                         =$  -0-

------------------------------------------------------------------------

6.      Prepaid Shares

If the  response to  Item  5(i)  was determined by deducting  an  amount of securities  that were  registered  under  the  Securities  Act  of  1933 pursuant  to  rule 24e-2 as  in  effect  before October  11, 1997, then report  the  amount of  securities  (number  of  shares or  other units)

deducted here:

                                              -0-

                                              ---------

If there is a  number of  shares or  other units  that were  registered pursuant  to  rule 24e-2 remaining unsold at  the  end  of  the  fiscal year for which  this  form  is filed  that are  available for use  by the  issuer in  future  fiscal years, then  state  that number here:

                                               -0-

                                            ---------

------------------------------------------------------------------------

7.      Interest due  --  if this  Form is being  filed  more than  90 days  after

the  end  of  the  issuer's  fiscal year      (see Instruction  D):

                                            +$   -0-

                                         ------------

------------------------------------------------------------------------

8.      Total of  the  amount of  the  registration fee  due  plus any interest  due  [line  5(viii) plus line 7]:

                                      =$   -0-

                                        -----------

------------------------------------------------------------------------

9.      Date  the  registration fee  and  any  interest  payment  was sent to  the

Commission's  lockbox  depository:

Method of  Delivery:

____ Wire Transfer

____ Mail  or  other means

SIGNATURES

This  report  has  been  signed below  by the  following  persons on behalf of the  issuer  and  in  the  capacities  and  on

the  dates indicated.

By (Signature and  Title)*

/s/  Joseph  A.  Bucci

--------------------------------------

Treasurer

--------------------------------------

Date: January 29, 2013

*Please print  the  name and  title of  the  signing  officer below  the signature.

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